SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Presentation	a. Basis of Presentation The Group's financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").
Use of estimates in the preparation of financial statement

b.         Use of estimates in the preparation of financial statement

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclose the nature of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates.

As applicable to these financial statements, the most significant estimates and assumptions relate to: recoverability of inventory, provision for doubtful accounts, purchase price allocation on acquisition, income taxes, impairment of long-lived assets, revenue recognition generated from long term contracts and contingent consideration.

Functional currency

c.         Functional currency

The majority of the Group revenues are generated in U.S. dollars ("dollars") and a substantial portion of the Group costs are incurred in dollars. In addition, a significant portion of the TAT and Turbochrome financing has been obtained in dollars. Accordingly, the dollar is the currency of the primary economic environment in which the Group operates and accordingly its functional and reporting currency is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in currencies other than the U.S. dollar are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items in the statements of income (indicated below), the following exchange rates are used: (i) for transactions – exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, etc.) – historical exchange rates. Currency transaction gains and losses are carried to financial income or expenses, as appropriate.

Principles of consolidation

d.         Principles of consolidation

The consolidated financial statements include the accounts of TAT and its subsidiaries.

Intercompany balances and transactions, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation. Non-controlling interests are included in equity.

Cash and Cash equivalents

e.         Cash and Cash equivalents

All highly liquid investments, which include short-term bank deposits and money market accounts, that are not restricted as to withdrawal or use, and short-term debentures, the period to maturity of which do not exceed three months at the time of investment, are considered to be cash equivalents.

Short-term bank deposits

f.         Short-term bank deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such short-term deposits bear interest at an average annual rate of approximately 0.6% in both 2015 and 2014.

Accounts receivable-trade, net

g.          Accounts receivable, net

The Group's accounts receivable balances are due from customers primarily in the airline and defense industries. Credit is extended based on evaluation of a customer's financial condition and generally, collateral is not required. Trade accounts receivable from sales of services and products are typically due from customers within 30 - 90 days. Trade accounts receivable balances are stated at amounts due from customers net of a provision for doubtful accounts. Accounts outstanding longer than their original contractual payment terms are considered past due. The Group determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Group's previous loss history from such customers, the customer's current ability to pay its obligation to TAT and the condition of the general economy and the industry as a whole. The Group writes-off accounts receivable when they become uncollectible. Payments subsequently received on such receivables are credited against earnings. The provision for doubtful accounts is determined with respect to specific debts that are doubtful of collection.

Inventory

h.         Inventory

Inventory is measured at the lower of cost or market.

Inventories include raw materials, parts, work in progress and finished products.

Cost of raw material and parts is determined using the “moving average” basis. Cost of work in progress and finished products is calculating based on actual costs Capitalized production costs components, mainly labor and overhead, is determine on average basis over the production period.

If actual market prices are less favorable than those projected by management, inventory write-downs may be required. Once written-down, a new lower cost basis for that inventory is established.

Since the Group sells products and services related to airplane accessories for airplanes that can be in service for 20 to 50 years, it must keep a supply of such products and parts on hand while the airplanes are in use. The Group writes down its inventory for estimated obsolescence and unmarketable inventory equal to the difference between the cost of inventory and estimated market value based upon assumptions for future demand and market conditions.

Property, plant and equipment

i.         Property, plant and equipment

Property, plant and equipment are stated at cost, after deduction of the related investment grants, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

years

Buildings	7 - 39
Machinery and equipment	3 - 17
Motor vehicles	6 - 7
Office furniture and equipment	3 - 17
Software	5

Leasehold improvements are included in buildings and amortized using the straight line method over the period of the lease contract, or the estimated useful life of the asset, whichever is shorter.

Grants from Office of the Chief Scientist of Israel ("OCS"):

j.          Grants from Office of the Chief Scientist of Israel ("OCS"):

Grants received from the OCS for approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a deduction from research and development expenses.  Due the fact that the Company is defined as a "Traditional Industry Company", under the OCS regulations, these grants are non-royalty bearing.

Investment in company accounted for using the Equity Method

k.          Investment in company accounted for using the Equity Method

Investment in which the Group exercises significant influence and which is not considered a subsidiary ("affiliate") is accounted for using the equity method, whereby the Group recognizes its proportionate share of the affiliated company's net income or loss after the date of investment.

The Group reviews this investment for impairment whenever events indicate the carrying amount may not be recoverable. See note 3(b).

Identified intangible assets

l.          Identified intangible assets

             Identifiable intangible assets are comprised of definite lived intangible. Definite lived intangible assets consist mainly of customer relationships.

Definite lived intangible assets are amortized using the straight-line method over their estimated period of useful life which is determined by identifying the period in which Substantially all of the cash flows are expected to be generated. Amortization of customer relationships is recorded under marketing and selling expenses

Impairment of long-lived assets

m.        Impairment of long-lived assets

Long-lived assets, including definite life intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset group) would be written down to their estimated fair values (see also notes 6 and 9).

Treasury Shares	n. Treasury Shares Company shares held by the Company are presented as a reduction of equity at their cost to the Company.
Revenue recognition

o.         Revenue recognition

The Group generates its revenues from the sale of OEM products and systems, providing MRO services (remanufacture, maintenance, repair and overhaul services and long-term service contracts) and parts services.

Revenues from the sale of products are recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred, provided the collection of the resulting receivable is reasonably assured, the price is fixed or determinable and no significant obligation exists. The Group does not grant a right of return.

Revenues from multi-year, fixed price contracts for OEM customers are recognized when a product is shipped (and title passed) to the customer. Management provides for losses as soon as a loss is expected for the remaining portion of such contracts. For the years ended December 31, 2015, 2014 and 2013, no losses have been recognized for such fixed price contracts.

Revenues from MRO services are generally recognized when services are completed and the item is shipped back to the customer. In cases in which contracts require exchanging a defective landing gear for a restored gear, the non-refundable minimum amounts from these contracts are recognized on the exchange date (delivery of the product has occurred), and any additional amounts billed to the customer for excess hours of repair, are recognized when the customer approve the price for these additional services.

Revenues from maintenance contracts are recognized over the contract period in proportion to the costs expected to be incurred in performing services under the contract. The Group estimates the costs that are expected to be incurred based on its historical experience. The costs incurred related to the maintenance contracts are not incurred on a straight-line basis, as the timing to provide the maintenance services is dependent on when parts under these contracts require maintenance. Therefore, the Group accrues revenue as costs are incurred. These contracts are reviewed on a timely basis and adjusted (if required) based on total expected cost.

Revenues from royalties from sales of products developed with the Group's intellectual property, technology and technical assistance are recognized when the related sales are made.

Shipping and handling costs	p. Shipping and handling costs Shipping and handling costs billed to customers are included in revenue. The cost of shipping and handling products is included in costs of revenues.
Warranty costs

q.         Warranty costs

The Group provides warranties for its products and services ranging from one to three years, which vary with respect to each contract and in accordance with the nature of each specific product.

The Group estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time revenue is recognized. The Group periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Research and development	r. Research and development Research and development costs, net of grants, are charged to expenses as incurred.
Fair value measurement

s.         Fair value measurement

The Group measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data or active market data for similar but not identical assets or liabilities.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers credit risk in its assessment of fair value.

Concentrations of credit risk

t.         Concentrations of credit risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, derivatives and accounts receivable.

Cash and cash equivalents are deposited with major banks in Israel and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group's cash and cash equivalents are financially sound. Accordingly, minimal credit risk exists with respect to these financial instruments.

The Group's accounts receivable are derived mainly from sales to customers in the United States, Israel and Europe. The Group generally does not require collateral; however, in certain circumstances the Group may require letters of credit. Management believes that credit risks relating to accounts receivable are minimal since the majority of the Group's customers are world-leading manufacturers of aviation systems and aircrafts, international airlines, governments and air-forces, and world-leading manufacturers and integrators of defense and ground systems. In addition, the Group has relatively a large number of customers with wide geographic spread which mitigates the credit risk. The Group performs ongoing credit evaluation of its customers' financial condition.

Income taxes

u.         Income taxes

Income taxes are accounted for in accordance with ASC 740 "Income Taxes". This statement prescribes the use of the asset and liability method, whereby deferred tax assets and liabilities account balances are determined based on temporary differences between financial reporting and tax basis of assets and liabilities and for tax loss carry-forwards. Deferred taxes are measured using the enacted laws and tax rates that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, see note 15(h).

Taxes which would apply in the event of disposal of investments in foreign subsidiaries have not been taken into account in computing the deferred taxes, when the Group's intention is to hold, and not to realize the investments.

With regard to dividends distributable from the income of foreign subsidiaries: as the Group intends to permanently reinvest retained earnings and has no intention to declare dividends out of such earnings in the foreseeable future it does not record deferred taxes in respect of taxes that would have been paid in such event.

The Group did not provide for deferred taxes attributable to dividend distribution out of retained tax-exempt earnings from "Approved/Benefited Enterprise" plans (see note 15(a)), since it intends to permanently reinvest them and has no intention to declare dividends out of such tax exempt income in the foreseeable future. Management considers such retained earnings to be essentially permanent in duration. The payment of dividend in 2014 was paid from earnings from regular income of the Israeli company.

Results for tax purposes for TAT's Israeli subsidiaries are measured and reflected in NIS and for TAT's U.S. subsidiaries are measured and reflected in U.S. dollars. As explained in (b) above, the consolidated financial statements are measured and presented in U.S. dollars. In accordance with ASC 740, TAT has not provided deferred income taxes on the differences resulting from changes in exchange rate and indexation.

The Group follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Group's policy is to include interest and penalties related to unrecognized tax benefits within financial income (expense). Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date.

Discontinued operations

w.         Discontinued operations

Operations of a business are reported as discontinued operations if the business is classified as held for sale, the operations and cash flows of the business have been or will be eliminated from our ongoing operations as a result of a disposal transaction and we will not have any significant continuing involvement in the operations of the business after the disposal transaction. The results of discontinued operations are reported in discontinued operations in the consolidated statement of operations for current and prior periods commencing in the period in which the business meets the criteria of a discontinued operation, and include any gain or loss recognized on closing or adjustment of the carrying amount to fair value less cost to sell.

Earnings per share

x.         Earnings per share

Basic earnings per share are computed by dividing net income by the weighted average number of shares of the Company's Ordinary Shares, par value NIS 0.9 per share outstanding for each period.

Diluted earnings per share are calculated by dividing the net income by the fully-diluted weighted-average number of ordinary shares outstanding during each period. Potentially dilutive shares include outstanding options granted to employees.

Share-based compensation

y.         Share-based compensation

The Group applies ASC 718 "Stock Based Compensation" with respect to employees options, which requires awards classified as equity awards to be accounted for using the grant-date fair value method. The fair value of share-based awards is estimated using the Black-Scholes valuation model, the payment transaction is recognized as expense over the requisite service period, net of estimated forfeitures. The Group estimates forfeitures based on historical experience and anticipated future conditions.

The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule using the accelerated method over the requisite service period for the entire award. For an award with performance conditions that has a graded vesting schedule, compensation cost is recognized upon meeting such conditions, using the accelerated method over the requisite service period for the entire award.

Comprehensive income

z.         Comprehensive income

Comprehensive income in 2015 includes, in addition to net income or loss, gains and losses of derivatives (net of related taxes where applicable). In 2014 and 2013, comprehensive income includes, currency translation adjustments that were related to the subsidiary that was sold in 2014. See also note 5.

Reclassification adjustments for gain or loss of derivatives are included in the relevant line item in operating expenses based on the employees function in the statement of income. See also note 2 (cc).

Business Combinations

aa.       Business Combinations

When the Company acquires a business, the purchase price is allocated based on the fair value of tangible assets and identifiable intangible assets acquired, and liabilities assumed. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Goodwill as of the acquisition date is measured as the residual of the excess of the consideration transferred, plus the fair value of any noncontrolling interest in the acquiree at the acquisition date, over the fair value of the identifiable net assets acquired. If the fair value of the net assets acquired exceeds the purchase price, the resulting bargain purchase is recognized as a gain in the consolidated statement of operations. The Company generally engages independent, third-party appraisal firms to assist in determining the fair value of assets acquired and liabilities assumed. Such a valuation requires management to make significant estimates, especially with respect to intangible assets. These estimates are based on historical experience and information obtained from the management of the acquired companies. These estimates are inherently uncertain. For all acquisitions, operating results are included in the consolidated statement of operations from the date of acquisition.

Contingencies

bb.       Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group but which will only be resolved when one or more future events occur or fail to occur. The Group's management assesses such contingent liabilities and estimated legal fees, if any, and accrues for these costs. Such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group's management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Management applies the guidance in ASC 450-20-25 when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the  estimated liability is recorded as accrued expenses in the Company's financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material are disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

Derivatives and hedging

cc.       Derivatives and hedging

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company's exposure in currencies other than the U.S. dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. For derivative instruments that are designated and qualify as a cash-flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the anticipated transaction in the same period or periods during which the hedged transaction affects earnings. The ineffective portion of a derivative designated as a cash flow hedge is recognized in "financial expense (income), net". If a derivative does not meet the definition of a cash flow hedge, the changes in the fair value are included in "financial expense (income), net".

Recently Issued Accounting Principles:

dd.       Recently Issued Accounting Principles:

(1)    During November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes, which simplifies the presentation of deferred income taxes. ASU 2015-17 provides presentation requirements to classify deferred tax assets and liabilities as noncurrent in a classified statement of financial position. The standard is effective for fiscal years beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is permitted for any interim and annual financial statements that have not yet been issued. We early adopted ASU 2015-17 effective October 31, 2015, retrospectively. Adoption resulted in a $1.1 million decrease in other accounts receivable and prepaid expenses, a $0.9 million increase in Long-term deferred tax assets, net, and a $0.2 million decrease in long-term deferred tax liability, net in our consolidated balance sheets at December 31, 2014. Adoption had no impact on our results of operations and cash flow.

(2)    In September 2015, the FASB issued ASU 2015-16, Business Combinations - Simplifying the Accounting for Measurement-Period Adjustments, which eliminates the requirement to restate prior period financial statements for measurement period adjustments. The guidance requires that the cumulative impact of a measurement period adjustment (including the impact on prior periods) be recognized in the reporting period in which the adjustment is identified. We early adopted this guidance in our fourth quarter of fiscal 2015. See “Note 3 — Acquisitions”. Adoption had no impact on the Company's financial statements as of December 31, 2015.

(3)    In February 2015, the FASB issued amended guidance on current accounting for consolidation of certain entities. Pursuant to this guidance, reporting enterprises should evaluate whether (a) they should consolidate limited partnerships and similar entities, (b) fees paid to a decision maker or service provider are variable interests in a variable interest entity ("VIE"), and (c) variable interests in a VIE held by related parties of the reporting enterprise require the reporting enterprise to consolidate the VIE. The guidance is effective for the interim and annual periods beginning on or after December 15, 2015. The Company does not expect this guidance to have a material effect on its consolidated financial statements at the time of adoption of this standard.

(4)    In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers." ASU 2014-09 will supersede most current revenue recognition guidance, including industry-specific guidance. The underlying principle is that an entity will recognize revenue upon the transfer of goods or services to customers in an amount that the entity expects to be entitled to in exchange for those goods or services. The guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances.

The guidance also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity's contracts with customers. The guidance is effective for the interim and annual periods beginning on or after December 15, 2017 (early adoption is permitted in annual periods beginning after December 15, 2016). The guidance permits the use of either a retrospective or cumulative effect transition method. The Company is currently evaluating the impact of the amended guidance on its consolidated financial statements.

(5)     In July 2015, the FASB issued guidance on current accounting for inventory measurement. The new guidance requires entities to measure inventory at the lower of cost or net realizable value. Net realizable value is defined by the guidance as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The guidance is effective for the interim and annual periods beginning on or after December 15, 2016 (early adoption is permitted). The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

(6)     In February 2016, the FASB issued ASU 2016-02 – Leases (ASC 842), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. ASC 842 supersedes the previous leases standard, ASC 840 Leases. The standard is effective on January 1, 2019, with early adoption permitted. The Company is in the process of evaluating the impact of this new guidance on its financial statements